Offsets	Oct. 09, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Form or Filing Type	S-1
File Number	333-287963
Initial Filing Date	Jun. 11, 2025
Fee Offset Claimed	$ 31.37
Explanation for Claimed Amount	The Company previously paid $20,173.05 with respect to 60,008 shares of Common Stock included herein based on a maximum aggregate offering price of $128,833,268.79 in connection with its filing of the Registration Statement on Form S-1 (File No. 333-287963) on June 11, 2025 in connection with the May 2025 Private Placement (as defined in the Registration Statement). In accordance with Rule 457(b) under the Securities Act, the Company is using $31.37 of the previously paid fees to offset the filing fee payable in connection with this Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Registrant or Filer Name	GT Biopharma, Inc.
Form or Filing Type	S-1
File Number	333-287963
Filing Date	Jun. 11, 2025
Fee Paid with Fee Offset Source	$ 31.37